December 21, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: ING Mayflower Trust

      (File Nos. 033-67852; 811-07978)

      ING Mutual Funds

      (File Nos. 033-56094; 811-07428)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, are Post-Effective Amendments No. 82 and 170 (each an “Amendment” and collectively, the “Amendments”) to the Registration Statements of ING Mayflower Trust and ING Mutual Funds (each a “Registrant” and collectively, the “Registrants”). These Amendments are being filed pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), as amended and shall become effective on February 28, 2013. The Registrants are filing the Amendments for the purpose of updating the Prospectuses and Statements of Additional Information in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act.

Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Jay Stamper at 480.477.2660.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli, Esq. Vice President and Senior Counsel ING Investment Management – ING Funds

Attachment

cc:	Huey P. Falgout, Jr., Esq. ING Investments, LLC

Jeffrey S. Puretz, Esq. Dechert LLP